Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,763	¥ 35,953		$ 838
Xiaomi H.K. Limited | Loan to Related Party
Related Party Transaction [Line Items]
Loan to related party | $				$ 5,000
Description of interest rate	3 month Libor add 10bps
Basis spread on variable rate	0.10%			0.10%
Loan term	3 months
Extended loan term	3 months
Xiaomi Software | Loan from Related Party
Related Party Transaction [Line Items]
Loan from related party	¥ 31,900
Interest rate of loan	5.52%
Loan term	3 months
Extended loan term	3 months
Tianjin Jinxing
Related Party Transaction [Line Items]
Amounts due to related parties		2,500
Tianjin Jinxing | Red Better Limited
Related Party Transaction [Line Items]
Proceeds from shareholder with understanding that amount will be repaid to related party		¥ 2,671	$ 409